INCOME TAX EXPENSE (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Loss before income tax for the year from continuing operations	$ (432)	¥ (3,160)	¥ (8,337)	¥ (23,338)
(Loss)/profit before income tax for the year from a discontinued operation			(2,175)	6,906
Total	$ (432)	¥ (3,160)	¥ (10,512)	¥ (16,432)
Tax at the statutory tax rate	25.00%	25.00%	25.00%	25.00%
Computed income tax benefit	$ (108)	¥ (790)	¥ (2,628)	¥ (4,108)
Effect of different tax rates of the Company and certain subsidiaries	17	123	2,190	5,699
Tax losses with no deferred tax assets recognized	91	667	290	420
Non-deductible expenses			617	983
Statutory income				(201)
Deductible temporary differences with no deferred tax assets recognized			2,430	971
Utilization of previously unrecognized deductible temporary differences and tax losses			(2,021)	(1,774)
Write-off of unrecoverable deferred tax assets previously recognized				2,272
Preferential tax rate			95	14
Others			958	1,588
Total tax credit for the year from continuing operations
Total tax charge for the year from a discontinued operation			1,931	5,864
Income tax benefit			¥ 1,931	¥ 5,864